Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2023	December 31, 2022
Trade accounts payable and accrued liabilities	$167.8	$147.6
Royalties payable (note 8)	2.7	2.2
Derivative liabilities (note 18)	1.0	4.2
Share-based compensation liability	22.7	18.3
Share purchase warrants (note 8)	0.4	—
Current portion of equipment financing obligations	0.4	0.4
	$195.0	$172.7